Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests
Equity - at Dec. 31, 2010	$ 23,172	$ 23,046	$ 45,418	$ 92,532	$ (96,161)	$ (18,743)	$ 126
Net income plus other comprehensive income/(loss)
Net income	15,855	15,855		15,855
Other comprehensive income/(loss)	(3,142)	(3,142)				(3,142)
Total comprehensive income/(loss)	12,713	12,713
Cash dividends paid - common stock	(3,473)	(3,473)		(3,473)
Common stock issued under employee plans ( (Shares - 9,961,389 ,15,091,320 and 20,669,785 for 2013, 2012 and 2011, respectively)	2,394	2,394	2,394
Purchases ( (Shares - 1,666,069, 2,406,007 and 1,717,246) and sales ( Shares - 1,849,883 , 2,746,169 and 4,920,198) of the treasury stock under employee plans - net, for 2013, 2012 and 2011, respectively)	175	175		(56)	231
Other treasury shares purchased,not retired ( (Shares - 73,121,942 , 61,246,371 and 88,683,716 for 2013, 2012 and 2011, respectively)	(15,034)	(15,034)			(15,034)
Changes in other equity	317	317	317
Changes in noncontrolling interests	(29)						(29)
Equity - at Dec. 31, 2011	20,236	20,138	48,129	104,857	(110,963)	(21,885)	97
Net income plus other comprehensive income/(loss)
Net income	16,604	16,604		16,604
Other comprehensive income/(loss)	(3,874)	(3,874)				(3,874)
Total comprehensive income/(loss)	12,731	12,731
Cash dividends paid - common stock	(3,773)	(3,773)		(3,773)
Common stock issued under employee plans ( (Shares - 9,961,389 ,15,091,320 and 20,669,785 for 2013, 2012 and 2011, respectively)	1,532	1,532	1,532
Purchases ( (Shares - 1,666,069, 2,406,007 and 1,717,246) and sales ( Shares - 1,849,883 , 2,746,169 and 4,920,198) of the treasury stock under employee plans - net, for 2013, 2012 and 2011, respectively)	(208)	(208)		(48)	(160)
Other treasury shares purchased,not retired ( (Shares - 73,121,942 , 61,246,371 and 88,683,716 for 2013, 2012 and 2011, respectively)	(12,008)	(12,008)			(12,008)
Changes in other equity	448	448	448
Changes in noncontrolling interests	27						27
Equity - at Dec. 31, 2012	18,984	18,860	50,110	117,641	(123,131)	(25,759)	124
Net income plus other comprehensive income/(loss)
Net income	16,483	16,483		16,483
Other comprehensive income/(loss)	4,157	4,157				4,157
Total comprehensive income/(loss)	20,641	20,641
Cash dividends paid - common stock	(4,058)	(4,058)		(4,058)
Common stock issued under employee plans ( (Shares - 9,961,389 ,15,091,320 and 20,669,785 for 2013, 2012 and 2011, respectively)	1,216	1,216	1,216
Purchases ( (Shares - 1,666,069, 2,406,007 and 1,717,246) and sales ( Shares - 1,849,883 , 2,746,169 and 4,920,198) of the treasury stock under employee plans - net, for 2013, 2012 and 2011, respectively)	(142)	(142)		(25)	(117)
Other treasury shares purchased,not retired ( (Shares - 73,121,942 , 61,246,371 and 88,683,716 for 2013, 2012 and 2011, respectively)	(13,993)	(13,993)			(13,993)
Changes in other equity	268	268	268
Changes in noncontrolling interests	13						13
Equity - at Dec. 31, 2013	$ 22,929	$ 22,792	$ 51,594	$ 130,042	$ (137,242)	$ (21,602)	$ 137